Auditor fees (Tables)	12 Months Ended
Dec. 31, 2022
Auditor fees
Schedule of auditors remuneration for services provided

	2022	2021	2020

	(€ in thousands)
Audit fees	512	419	487
Audit-related fees	32	64	24
Tax fees	—	—	—
All other fees	—	—	—
	544	483	511